Provisions - Provision for off-balance-sheet risk by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions	$ 6,800		$ 6,730	$ 7,202	$ 6,580
Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	852	$ 1,000	1,032	$ 874	$ 952
Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	705	833	918
Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	131	154	48
Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Provisions	16	$ 13	66
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	718		$ 838
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	595
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	112
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Provisions	11
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	79
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	70
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	4
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Provisions	5
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	55
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	40
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	$ 15